RISK MANAGEMENT - Investment debt securities - Concentration by sovereign risk (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 19,229,712	$ 15,942,447
Central Government debt instruments held, Percentage	100.00%	100.00%
Total Sovereign Risk	$ 20,213,773	$ 17,087,101
Investment grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 15,042,044	$ 13,795,500
Central Government debt instruments held, Percentage	78.22%	86.53%
Investment grade | Colombia
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 14,069,704	$ 12,796,415
Central Government debt instruments held, Percentage	73.17%	80.27%
Investment grade | Panama
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 770,854	$ 550,674
Central Government debt instruments held, Percentage	4.01%	3.45%
Investment grade | United States
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 167,743	$ 415,412
Central Government debt instruments held, Percentage	0.87%	2.61%
Investment grade | Chile
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 33,743	$ 32,999
Central Government debt instruments held, Percentage	0.18%	0.20%
Speculative grade
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 4,187,668	$ 2,146,947
Central Government debt instruments held, Percentage	21.78%	13.47%
Central Bank debt instruments held	$ 984,061	$ 1,144,654
Central Bank debt instruments held, Percentage	100.00%	100.00%
Speculative grade | Barbados
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 4,524
Central Government debt instruments held, Percentage	0.02%
Speculative grade | Costa Rica
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 2,817,392	$ 1,437,850
Central Government debt instruments held, Percentage	14.65%	9.02%
Central Bank debt instruments held	$ 167,379	$ 208,766
Central Bank debt instruments held, Percentage	17.01%	18.24%
Speculative grade | Honduras
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 403,813	$ 402,275
Central Government debt instruments held, Percentage	2.10%	2.52%
Central Bank debt instruments held	$ 193,026	$ 184,000
Central Bank debt instruments held, Percentage	19.62%	16.07%
Speculative grade | Guatemala
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 645,802	$ 265,932
Central Government debt instruments held, Percentage	3.36%	1.67%
Central Bank debt instruments held	$ 623,656	$ 686,970
Central Bank debt instruments held, Percentage	63.38%	60.02%
Speculative grade | El Salvador
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 236,837	$ 40,890
Central Government debt instruments held, Percentage	1.23%	0.26%
Speculative grade | Nicaragua
Disclosure Of Financial Risk Management Explanatory [Line Items]
Central Government debt instruments held	$ 79,300
Central Government debt instruments held, Percentage	0.41%	0.00%
Central Bank debt instruments held		$ 64,918
Central Bank debt instruments held, Percentage		5.67%